Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 85% Portfolio	Apr. 29, 2023 USD ($)
VIP FundsManager 85% Portfolio - Service Class
Expense Example:
1 year	$ 84
3 years	273
5 years	501
10 years	1,157
VIP FundsManager 85% Portfolio - Service Class 2
Expense Example:
1 year	99
3 years	320
5 years	582
10 years	$ 1,331